Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 51,180	¥ 54,417	[1]
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	46,823	47,607
USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 4,357	¥ 6,810

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).